Stock Options (Details Narrative) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended							3 Months Ended	9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2014	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013 On December 20, 2012 [Member]	Aug. 31, 2013 On January 23, 2013 [Member]	Aug. 31, 2013 On April 27, 2012 [Member]	Feb. 28, 2014 Two Thousand Six Plan [Member]	Aug. 31, 2013 Two Thousand Six Plan [Member]	May 31, 2014 Employee [Member]	May 31, 2014 Employee [Member]	May 31, 2014 Jatinder Bhogal [Member]	Aug. 31, 2013 Jatinder Bhogal [Member]	May 31, 2014 Director [Member]	May 31, 2014 Director [Member]	May 31, 2014 CEO [Member]	May 31, 2014 CEO [Member]	Aug. 31, 2012 Javier Jimenez [Member]
Expected period		4 years 3 months	2 years
Amortization of the fair value of stock option		$ 64,386		$ 91,780								$ 8,049	$ 56,337					$ 66,252
Closing stock option exercise price	$ 1.96	$ 1.96	$ 1.90
Stock option outstanding	385,001	385,001	828,335
Stock option grant shares								3,347,496	3,892,495									68,075
Stock based compensation expense	424	33,078	88,644
Stock option exercise								326,667	136,667
Stock based compensation reversed	324,781																	23,705
Stock based compensation recognized										5,269	29,856			31,613	179,138	200,271	267,028
Performance based stock options subsequently cancelled	233,334
Expense related to issuance					10,238	225,349	5,625
Unrecognized compensation cost			$ 67,329